Other Income from Operating Revenue - Summary Of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Gains on disposal of property and equipment and investment properties	₩ 54,007	₩ 20,289	₩ 21,949
Gains on disposal of intangible assets	1,726	2,961	7,213
Gain on disposal of right-of-use assets	3,138	5,797	4,651
Compensation on property and equipment	148,927	168,263	117,873
Gains on government subsidies	43,822	31,906	19,722
Gain on disposal of investments in subsidiaries	244	0	23,218
Reversal of other allowance for bad debts	508	890	0
Others	55,282	111,147	64,805
Total	₩ 307,654	₩ 341,253	₩ 259,431